Results by business segment	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Results by business segment

Note 12 Results by business segment

	For the three months ended January 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,161	$666	$–	$91	$1,199	$(82)	$5,035
Non-interest income	1,402	2,721	1,809	474	1,509	(7)	7,908
Total revenue	4,563	3,387	1,809	565	2,708	(89)	12,943
Provision for credit losses	165	(29)	–	(2)	(23)	(1)	110
Insurance policyholder benefits, claims and acquisition expense	–	–	1,406	–	–	–	1,406
Non-interest expense	1,978	2,563	149	401	1,441	10	6,542
Income (loss) before income taxes	2,420	853	254	166	1,290	(98)	4,885
Income taxes (recoveries)	627	204	53	43	223	(112)	1,038
Net income	$1,793	$649	$201	$123	$1,067	$14	$3,847
Non-interest expense includes:
Depreciation and amortization	$224	$220	$14	$49	$125	$1	$633

	For the three months ended January 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,226	$738	$–	$58	$1,161	$38	$5,221
Non-interest income	1,384	2,428	1,994	539	1,387	(117)	7,615
Total revenue	4,610	3,166	1,994	597	2,548	(79)	12,836
Provision for credit losses	342	(2)	–	–	79	–	419
Insurance policyholder benefits, claims and acquisition expense	–	–	1,614	–	–	–	1,614
Non-interest expense	1,984	2,370	153	402	1,435	34	6,378
Income (loss) before income taxes	2,284	798	227	195	1,034	(113)	4,425
Income taxes (recoveries)	598	175	46	52	152	(107)	916
Net income	$1,686	$623	$181	$143	$882	$(6)	$3,509
Non-interest expense includes:
Depreciation and amortization	$234	$210	$15	$50	$127	$–	$636

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.

Total assets a
nd total liabilities by business segment

	As at January 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$517,139	$127,868	$21,684	$256,491	$700,056	$47,913	$1,671,151
Total liabilities	517,104	127,844	21,764	256,423	699,884	(42,117)	1,580,902

	As at October 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$509,679	$129,706	$21,253	$230,695	$688,054	$45,161	$1,624,548
Total liabilities	509,682	129,673	21,311	230,618	688,314	(41,817)	1,537,781